Investments - Summary of Investments Measured at Fair Value Based on NAV Per Share (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 1,965,588,615	$ 1,735,423,994
Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	232,719,296	65,445,814
Common Collective Trusts | Fair Value Measured at NAV Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 232,719,296	$ 65,445,814
Redemption Frequency	Daily
Redemption Notice Period	12 months